Kurv Technology Titans Select ETF
Schedule of Investments
August 31, 2024 (Unaudited)

COMMON STOCKS - 62.7%		Shares	Value
Communications Equipment Manufacturing - 1.2%
QUALCOMM, Inc. (b)		204	$35,761

Computer and Peripheral Equipment Manufacturing - 11.3%
Apple, Inc. (b)		1,296	296,784
Cisco Systems, Inc. (b)		684	34,569
			331,353

Computer Systems Design and Related Services - 11.3%
Alphabet, Inc. - Class A (b)		2,040	333,296

Media Streaming Distribution Services, Social Networks, and Other Media Networks and Content Providers - 1.7%
Netflix, Inc. (a)(b)		72	50,497

Motor Vehicle Manufacturing - 1.9%
Tesla, Inc. (a)(b)		264	56,525

Other Miscellaneous Retailers - 10.6%
Amazon.com, Inc. (a)(b)		1,752	312,732

Semiconductor and Other Electronic Component Manufacturing - 13.9%
Advanced Micro Devices, Inc. (a)(b)		324	48,133
Applied Materials, Inc. (b)		156	30,773
Broadcom, Inc. (b)		804	130,907
NVIDIA Corp. (b)		1,680	200,542
			410,355

Software Publishers - 3.4%
Adobe, Inc. (a)(b)		72	41,358
Microsoft Corp. (b)		24	10,011
Oracle Corp. (b)(c)		336	47,473
			98,842

Web Search Portals, Libraries, Archives, and Other Information Services - 7.4%
Meta Platforms, Inc. - Class A (b)(c)		420	218,950
TOTAL COMMON STOCKS (Cost $1,818,878)			1,848,311

EXCHANGE TRADED FUNDS - 1.9%		Shares	Value
Kurv Yield Premium Strategy Tesla (TSLA) ETF (b)		2,544	56,375
TOTAL EXCHANGE TRADED FUNDS (Cost $56,006)			56,375

PURCHASED OPTIONS - 1.0%	Notional Amount	Contracts	Value
Call Options - 1.0%(c)			$–
Apple, Inc., Expiration: 10/18/2024; Exercise Price: $230.00	274,800	12	9,150
Microsoft Corp., Expiration: 10/18/2024; Exercise Price: $445.00	500,568	12	4,110
NVIDIA Corp., Expiration: 10/18/2024; Exercise Price: $124.00	286,488	24	15,721
Total Call Options			28,981
TOTAL PURCHASED OPTIONS (Cost $38,690)			28,981

SHORT-TERM INVESTMENTS - 25.5%
Money Market Funds - 25.5%		Shares
Fidelity Government Portfolio - Class Institutional, 5.21% (b)(d)		750,869	750,869
TOTAL SHORT-TERM INVESTMENTS (Cost $750,869)			750,869

TOTAL INVESTMENTS - 91.1% (Cost $2,664,443)			2,684,536
Other Assets in Excess of Liabilities - 8.9%			262,355
TOTAL NET ASSETS - 100.0%			$2,946,891

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of August 31, 2024 is $2,655,555 which represented 90.1% of net assets.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

Kurv Technology Titans Select ETF
Schedule of Written Options
August 31, 2024 (Unaudited)

WRITTEN OPTIONS - (2.9)% (a)	Notional Amount	Contracts	Value
Call Options - (0.6)% (a)
Advanced Micro Devices, Inc., Expiration: 09/20/2024; Exercise Price: $160.00	$(44,568)	(3)	$(603)
Alphabet, Inc., Expiration: 09/20/2024; Exercise Price: $170.00	(326,760)	(20)	(2,180)
Amazon.com, Inc., Expiration: 09/20/2024; Exercise Price: $187.50	(303,450)	(17)	(1,870)
Apple, Inc., Expiration: 10/18/2024; Exercise Price: $245.00	(274,800)	(12)	(2,556)
Broadcom, Inc., Expiration: 09/20/2024; Exercise Price: $189.00	(65,128)	(4)	(840)
Meta Platforms, Inc., Expiration: 09/20/2024; Exercise Price: $570.00	(104,262)	(2)	(212)
Microsoft Corp., Expiration: 09/20/2024; Exercise Price: $430.00	(500,568)	(12)	(3,450)
NVIDIA Corp., Expiration: 10/18/2024; Exercise Price: $140.00	(238,740)	(20)	(4,350)
Oracle Corp., Expiration: 09/20/2024; Exercise Price: $155.00	(14,129)	(1)	(163)
QUALCOMM, Inc., Expiration: 09/20/2024; Exercise Price: $185.00	(35,060)	(2)	(428)
Total Call Options			(16,652)

Put Options - (2.3)% (a)
Apple, Inc., Expiration: 10/18/2024; Exercise Price: $230.00	(274,800)	(12)	(8,580)
Microsoft Corp., Expiration: 10/18/2024; Exercise Price: $445.00	(500,568)	(12)	(34,860)
NVIDIA Corp., Expiration: 10/18/2024; Exercise Price: $124.00	(286,488)	(24)	(25,260)
Total Put Options			(68,700)
TOTAL WRITTEN OPTIONS (Premiums received $126,168)			$(85,352)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.